UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  53 Forest Avenue
          Third Floor
          Old Greenwich, Connecticut 06870

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 698-9400


Signature, Place and Date of Signing:

/s/ John Hock                     Old Greenwich, CT          November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $ 237,737,145.70


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 NONE

                                    FORM 13F INFORMATION TABLE


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


COLUMN 1                             COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7   COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                    MKT            SHRS OR  SH/ PUT/ INVESTMT  OTHER
NAME OF ISSUER                       CLASS            CUSIP      VALUE          PRN AMT  PRN CALL DISCRTN   MGRS  SOLE  SHARED  NONE
--------------                       -----            -----      -----          -------  ----------------   ----  ----  ------  ----
ABN AMRO Holding NV                   Sponsored ADR   000937102    $ 638,154.61   34620  SHS      SOLE      NONE    34620
Coors Adolph Co.                               CL B   217016104  $ 1,727,615.47   32200  SHS      SOLE      NONE    32200
Altria Group Inc.                               COM   02209S103  $ 6,592,445.92  150810  SHS      SOLE      NONE   150810
AMBAC Financial Group Inc.                      COM   023139108  $ 4,260,391.27   66700  SHS      SOLE      NONE    66700
American Express Co                             COM   025816109  $ 2,293,471.34   51000  SHS      SOLE      NONE    51000
American International Group Inc.               COM   026874107  $ 2,256,805.41   39191  SHS      SOLE      NONE    39191
Apache Corp.                                    COM   037411105  $ 3,828,437.08   55323  SHS      SOLE      NONE    55323
Archer Daniels Midland Co.                      COM   039483102    $ 602,902.54   46080  SHS      SOLE      NONE    46080
Bank of Montreal                                COM   063671101  $ 2,486,265.81   72000  SHS      SOLE      NONE    72000
Boston Scientific Corp.                         COM   101137107  $ 1,801,934.79   28300  SHS      SOLE      NONE    28300
BP PLC                                Sponsored ADR   055622104  $ 6,831,875.38  162600  SHS      SOLE      NONE   162600
Bristol-Myers Squibb Co.                        COM   110122108  $ 7,887,601.58  308000  SHS      SOLE      NONE   308000
Caterpillar Inc. Del                            COM   149123101  $ 2,377,108.00   34600  SHS      SOLE      NONE    34600
Cendant Corp.                                   COM   151313103  $ 4,502,850.42  241400  SHS      SOLE      NONE   241400
Check Point Software Tech. Lt.                  COM   M22465104  $ 1,260,478.10   75000  SHS      SOLE      NONE    75000
Chubb Corp.                                     COM   171232101  $ 2,576,459.30   39790  SHS      SOLE      NONE    39790
Citigroup Inc.                                  COM   172967101  $ 3,294,703.54   72540  SHS      SOLE      NONE    72540
Coca-Cola Co.                                   COM   191216100    $ 926,083.14   21600  SHS      SOLE      NONE    21600
Convergys Corp.                                 COM   212485106    $ 823,652.08   45000  SHS      SOLE      NONE    45000
Costco Wholesale Corp.                          COM   22160K105  $ 2,123,296.82   68300  SHS      SOLE      NONE    68300
Cox Communications Inc.                        CL A   224044107    $ 686,361.76   21750  SHS      SOLE      NONE    21750
EDP - Electricidade De Portuga        Sponsored ADR   268353109    $ 818,747.49   35700  SHS      SOLE      NONE    35700
Eni Spa                               Sponsored ADR   26874R108    $ 733,221.01    9600  SHS      SOLE      NONE     9600
EOG Res. Inc.                                   COM   26875P101  $ 2,999,362.54   72000  SHS      SOLE      NONE    72000
Federal Natl. Mtg. Assn.                        COM   313586109  $ 1,120,957.25   16000  SHS      SOLE      NONE    16000
Fleet-Boston Finl. Corp.                        COM   339030108  $ 9,147,298.57  306000  SHS      SOLE      NONE   306000
Franklin Resources Inc.                         COM   354613101  $ 4,632,780.98  105000  SHS      SOLE      NONE   105000
Furniture Brands International Inc.             COM   360921100    $ 938,023.25   39000  SHS      SOLE      NONE    39000
Gannett Co Inc.                                 COM   364730101    $ 611,500.54    7900  SHS      SOLE      NONE     7900
Genuine Parts Co.                               COM   372460105    $ 478,742.16   15000  SHS      SOLE      NONE    15000
Grupo Televisa SA DE CV              SP ADR REP ORD   40049J206    $ 730,338.78   20000  SHS      SOLE      NONE    20000
Home Depot Inc.                                 COM   437076102    $ 397,330.04   12500  SHS      SOLE      NONE    12500
Honda Motor Co. Ltd.                      Amern SHS   438128308    $ 551,377.64   27400  SHS      SOLE      NONE    27400
Imclone Systems Inc.                            COM   45245W109 $ 15,611,670.52  401832  SHS      SOLE      NONE   401832
ING Groep NV                          Sponsored ADR   456837103    $ 535,428.74   29000  SHS      SOLE      NONE    29000
Interactive Corp                                COM   45840Q101  $ 2,814,774.56   85000  SHS      SOLE      NONE    85000
Interpublic Group Cos. Inc.                     COM   460690100    $ 310,019.73   22000  SHS      SOLE      NONE    22000
Ivax Corp.                                      COM   465823102  $ 2,785,654.84  142400  SHS      SOLE      NONE   142400
J.P. Morgan Chase & Co,                         COM   46625H100  $ 5,738,895.95  167500  SHS      SOLE      NONE   167500
Knight Ridder Inc.                              COM   499040103    $ 459,311.03    6900  SHS      SOLE      NONE     6900
Kookmin Bank                          Sponsored ADR   50049M109  $ 2,380,487.25   72500  SHS      SOLE      NONE    72500
KT Corp                               Sponsored ADR   48268K101  $ 7,130,733.90  358500  SHS      SOLE      NONE   358500
Liberty Media Corp.                       COM Ser A   530718105 $ 10,362,074.05  041384  SHS      SOLE      NONE  1041384
McDonald's Corp.                                COM   580135101 $ 10,111,573.69  430400  SHS      SOLE      NONE   430400
Mckesson Corp.                                  COM   58155Q103  $ 8,764,446.49  263800  SHS      SOLE      NONE   263800
Microsoft Corp.                                 COM   594918104    $ 244,151.51    8800  SHS      SOLE      NONE     8800
Nabors Industries Ltd.                          COM   G6359F103  % 5,797,235.21  155900  SHS      SOLE      NONE   155900
Nationwide Finl Svcs Inc.                      CL A   638612101  $ 1,563,871.09   50000  SHS      SOLE      NONE    50000
NCR Corp.                                       COM   62886E108  $ 2,909,658.51   92000  SHS      SOLE      NONE    92000
Nippon Teleg. & Tele. Corp.           Sponsored ADR   654624105  $ 1,491,256.37   66000  SHS      SOLE      NONE    66000
Novartis AG                           Sponsored ADR   66987V109  $ 1,616,394.00   41700  SHS      SOLE      NONE    41700
Outback Steakhouse Inc.                         COM   689899102  $ 1,001,551.15   26500  SHS      SOLE      NONE    26500
Paychex Inc.                                    COM   704326107    $ 889,934.46   26150  SHS      SOLE      NONE    26150
Payless Shoe Source Inc.                        COM   704379106  $ 1,704,767.57  132000  SHS      SOLE      NONE   132000
Procter & Gamble Co.                            COM   742718109  $ 1,009,717.81   10900  SHS      SOLE      NONE    10900
Protective Life Corp.                           COM   743674103 $ 11,554,309.77  387850  SHS      SOLE      NONE   387850
Raytheon Co.                                    COM   755111507  $ 3,885,625.85  139050  SHS      SOLE      NONE   139050
Reader's Digest Assoc. Inc.                     COM   755267101    $ 628,292.94   45000  SHS      SOLE      NONE    45000
Republic Services Inc.                          COM   760759100  $ 5,434,201.54  240500  SHS      SOLE      NONE   240500
Smurfit-Stone Container Corp.                   COM   832727101  $ 1,922,395.38  128926  SHS      SOLE      NONE   128926
SPX Corp                                        COM   784635104  $ 2,304,668.94   51000  SHS      SOLE      NONE    51000
Stora Enso Corp.                      Spon ADR REPR   86210M106    $ 593,676.21   48600  SHS      SOLE      NONE    48600
Talisman Energy Inc.                            COM   87425E103    6,769,342.19  142800  SHS      SOLE      NONE   142800
Telefonos de Mexico SA               Spon ADR ORD L   879403780    $ 564,046.49   18500  SHS      SOLE      NONE    18500
Telesp Celular Participa SA            Spon ADR PFD   87952L108    $ 548,782.02  118000  SHS      SOLE      NONE   118000
Torchmark Corp.                                 COM   891027104 $ 10,679,243.10  263300  SHS      SOLE      NONE   263300
Travelers PPTY CAS Corp.                       CL A   89420G109    $ 674,471.59   42558  SHS      SOLE      NONE    42558
Tyco Int'l Ltd.                                 COM   902124106  $ 9,093,679.85  446000  SHS      SOLE      NONE   446000
Unisys Corp.                                    COM   909214108  $ 4,362,884.35  322300  SHS      SOLE      NONE   322300
Verizon Communications Inc.                     COM   92343V104  $ 6,462,049.71  199595  SHS      SOLE      NONE   199595
Wachovia Corp. 2nd New                          COM   929903102  $ 1,315,448.12   32000  SHS      SOLE      NONE    32000
Wal-Mart Stores Inc.                            COM   931142103    $ 936,406.49   16800  SHS      SOLE      NONE    16800
Wells Fargo & Co.                               COM   949746101  $ 1,079,340.51   21000  SHS      SOLE      NONE    21000
Wrigley WM JR Co.                               COM   982526105    $ 756,097.24   13700  SHS      SOLE      NONE    13700



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03716.0001 #442741